FINANCE COSTS	12 Months Ended
Dec. 31, 2017
FINANCIAL COSTS [abstract]
Disclosure of finance costs

7.        FINANCE COSTS

	2015	2016	2017

Interest on bank loans	291	217	169
Interest on other loans	4,701	5,249	5,207
Other borrowing costs	76	25	18

Total borrowing costs	5,068	5,491	5,394

Less: Amount capitalized in property, plant and equipment (note 13)	(1,385)	(1,430)	(2,495)

	3,683	4,061	2,899
Other finance costs:
Unwinding of discount on provision for dismantlement (note 25)	2,435	2,185	2,145

	6,118	6,246	5,044

The effective interest rates used to determine the amount of related borrowing costs for capitalization varied from 0.95% to 7.875% (2016: from 0.7566% to 7.875% , 2015: from 0.735% to 7.875%) per annum during the year ended at December 31, 2017.